Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 26, 2021
Accounts receivable, allowance	$ 847	$ 725	$ 838
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	186,788,000	185,277,588	181,821,767
Common stock, shares outstanding (in shares)	186,788,000	185,277,588	181,821,767	180,272,638